Schedule of Investments (unaudited) August 31, 2023	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Pennsylvania — 92.1%

Corporate — 7.5%
Allegheny County Industrial Development Authority, Refunding RB, 4.88%, 11/01/24	$1,000	$1,001,984
Lehigh County Industrial Development Authority, Refunding RB, Series A, 3.00%, 09/01/29	3,100	2,963,743
Montgomery County Industrial Development Authority, Refunding RB, 4.10%, 04/01/53(a)	1,240	1,251,401
Pennsylvania Economic Development Financing Authority, RB
Class A, AMT, 4.46%, 06/01/41(a)	13,335	13,220,852
Series A, AMT, 0.58%, 08/01/37(a)	5,000	4,857,200
Series A, AMT, 3.25%, 08/01/39(b)	2,800	2,009,529
Pennsylvania Economic Development Financing Authority, Refunding RB
AMT, 5.50%, 11/01/44	1,355	1,335,955
Series A, AMT, 4.10%, 04/01/34(a)	705	705,000

		27,345,664

County/City/Special District/School District — 20.5%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/32	1,405	1,424,105
5.00%, 05/01/42	330	318,207
Altoona Area School District, GO, Series A, AMT, (AGM), 5.00%, 12/01/36	2,895	2,967,766
Bethlehem Area School District, GO
Series A, AMT, (BAM SAW), 5.00%, 08/01/34	2,390	2,462,623
Series A, AMT, (BAM SAW), 5.00%, 08/01/35	1,790	1,835,756
Boyertown Area School District, GO
(SAW), 5.00%, 10/01/36	890	899,082
(SAW), 5.00%, 10/01/38	1,335	1,344,511
Bristol Township School District, GO, (BAM SAW), 5.00%, 06/01/42	2,550	2,619,630
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	1,275	1,153,651
4.75%, 03/01/50	2,710	2,225,636
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	3,720	3,433,835
City of Philadelphia Pennsylvania, GO
Series A, 5.00%, 08/01/37	2,140	2,224,949
Series B, 4.02%, 08/01/31(a)	10,000	10,000,000
Series B, 5.00%, 02/01/39	1,540	1,617,995
City of Pittsburgh Pennsylvania, GO
5.00%, 09/01/41	750	801,319
5.00%, 09/01/42	700	745,224
5.00%, 09/01/43	150	159,405
Coatesville School District, GO, CAB(c)
Series A, (BAM SAW), 0.00%, 10/01/34	290	176,622
Series A, (BAM SAW), 0.00%, 10/01/35	2,565	1,469,009
Series A, (BAM SAW), 0.00%, 10/01/37	2,505	1,251,871
Series B, (BAM SAW), 0.00%, 10/01/33	500	321,398
Series B, (BAM SAW), 0.00%, 10/01/34	980	596,861
Series C, (BAM SAW), 0.00%, 10/01/33	640	411,576
County of Lancaster Pennsylvania, GO
4.00%, 11/01/34	500	508,072
4.00%, 11/01/35	520	525,621
4.00%, 11/01/36	540	542,449
4.00%, 11/01/37	565	564,340

Security	Par (000)	Value

County/City/Special District/School District (continued)
County of Lancaster Pennsylvania, GO (continued) 4.00%, 11/01/38	$585	$577,898
Fox Chapel Area School District, GO
(SAW), 5.00%, 02/01/39	3,100	3,223,092
(SAW), 5.00%, 02/01/42	4,000	4,142,996
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,315	1,315,280
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	1,375	1,470,017
AMT, 5.50%, 06/30/43	2,500	2,677,122
AMT, 5.75%, 06/30/48	3,770	4,061,217
AMT, 6.00%, 06/30/61	1,945	2,084,381
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, RB, Series A, AMT, 5.25%, 12/01/44	1,500	1,583,652
Redevelopment Authority of The County of Washington, TA, 5.00%, 07/01/28	600	608,138
School District of Philadelphia, GO
Series D, (AGM), 3.00%, 09/01/44	4,640	3,476,140
Series F, (SAW), 5.00%, 09/01/37	1,815	1,859,286
State Public School Building Authority, Refunding RB, Series A, (AGM), 5.00%, 06/01/33	5,000	5,230,245

		74,910,977

Education — 16.5%
Berks County Municipal Authority, Refunding RB 5.00%, 10/01/39	290	262,155
5.00%, 10/01/49	795	685,063
Chester County Industrial Development Authority, RB 4.00%, 12/01/49	3,750	3,450,322
Sustainability Bonds, 4.00%, 12/01/51	4,000	3,641,648
Delaware County Authority, RB, 5.00%, 08/01/40	1,495	1,521,264
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/25(d)	1,810	1,861,798
Latrobe Industrial Development Authority, Refunding RB, 4.00%, 03/01/46	515	400,327
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	2,000	1,927,900
Pennsylvania Higher Education Assistance Agency, RB
Series A, AMT, 2.63%, 06/01/42	1,900	1,510,787
Series B, AMT, Subordinate, 3.13%, 06/01/48	650	474,568
Series B, AMT, Subordinate, 5.00%, 06/01/50	755	697,733
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 4.00%, 06/15/34	5,790	5,815,690
Pennsylvania Higher Educational Facilities Authority, Refunding RB
4.00%, 05/01/36	500	466,731
5.00%, 05/01/37	1,595	1,438,076
5.00%, 05/01/41	810	820,470
Series A, 5.00%, 11/01/25	200	202,806
Series A, 5.00%, 11/01/26	100	102,174
Series A, 5.00%, 11/01/27	150	154,326
Series A, 5.00%, 11/01/29	1,150	1,192,341
Series A, 5.00%, 11/01/31	205	212,464
Series A, (AGM), 4.00%, 05/01/50	5,000	4,552,720
Pennsylvania State University, RB 5.00%, 09/01/48	2,615	2,719,085
Series A, AMT, 5.00%, 09/01/43	3,935	4,168,310
Philadelphia Authority for Industrial Development, RB 4.00%, 06/15/29	485	444,473
5.00%, 06/15/39	590	526,565

1

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Philadelphia Authority for Industrial Development, RB (continued)
4.00%, 12/01/48	$8,090	$7,187,819
5.00%, 06/15/50	800	686,880
5.25%, 11/01/52	2,145	2,246,808
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 06/15/40(b)	600	561,566
Series 2015, 5.00%, 04/01/45	3,330	3,371,432
Series A, 5.25%, 06/15/52	625	538,948
Swarthmore Borough Authority, Refunding RB, 5.00%, 09/15/47	2,835	3,085,058
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 4.42%, 02/15/24(a)	3,620	3,619,041

		60,547,348

Health — 18.9%
Allegheny County Hospital Development Authority, RB, Series D2, 4.76%, 11/15/47(a)	2,865	2,861,324
Allegheny County Hospital Development Authority, Refunding RB
Series A, 4.00%, 04/01/37	4,300	3,920,124
Series A, 4.00%, 07/15/39	2,250	2,130,815
Series A, 5.00%, 04/01/47	1,950	1,917,353
Bucks County Industrial Development Authority, RB
4.00%, 08/15/44	1,690	1,491,151
4.00%, 07/01/46	2,500	1,856,313
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.25%, 12/01/45	1,500	1,255,671
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/25(d)	430	438,751
5.00%, 01/01/29(d)	940	1,029,434
4.00%, 01/01/36	645	585,009
4.13%, 01/01/38	260	230,265
5.00%, 01/01/38	2,185	2,158,028
Doylestown Hospital Authority, RB
Series A, 4.00%, 07/01/45	1,250	867,780
Series A, 5.00%, 07/01/49	1,500	1,187,357
DuBois Hospital Authority, Refunding RB, 4.00%, 07/15/48	3,440	2,942,070
Geisinger Authority, Refunding RB, Series A-1, 5.00%, 02/15/45	5,950	5,997,606
Hospitals & Higher Education Facilities Authority of Philadelphia, Refunding RB, (AGM), 4.00%, 07/01/40	1,600	1,501,021
Lancaster County Hospital Authority, Refunding RB, 5.00%, 11/01/35	925	935,220
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	730	615,762
4.00%, 12/01/49	985	793,774
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	1,170	1,026,908
Series A, 5.00%, 09/01/37	1,365	1,395,019
Montgomery County Industrial Development Authority, Refunding RB
5.25%, 01/01/40	5,000	4,387,300
5.00%, 12/01/46	850	771,546
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	2,250	1,656,002

Security	Par (000)	Value

Health (continued)
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	$2,910	$2,602,465
Northampton County General Purpose Authority, Refunding RB, 5.00%, 08/15/46	1,350	1,336,404
Pennsylvania Economic Development Financing Authority, RB
Series A-2, 4.00%, 05/15/53	1,480	1,319,235
Series B, 4.00%, 03/15/40	2,000	1,936,178
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	4,000	3,735,460
Pennsylvania Higher Educational Facilities Authority, RB, 3.00%, 08/15/47	3,565	2,593,923
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/41	5,000	5,071,160
St Mary Hospital Authority, Refunding RB 5.00%, 12/01/28(d)	4,065	4,445,785
5.00%, 12/01/48	2,035	2,087,829

		69,080,042

Housing — 4.4%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, 2.45%, 10/01/41	1,315	929,014
Series 137, 2.60%, 04/01/46	5,270	3,547,622
Pennsylvania Housing Finance Agency, Refunding RB
Series 136, 2.55%, 10/01/51	2,250	1,411,738
Series 142-A, 5.00%, 10/01/50	2,970	2,994,547
Series 2022, 4.15%, 10/01/42	3,000	2,792,931
Philadelphia Authority for Industrial Development, RB, M/F Housing(e)(f)
Series A, 3.50%, 12/01/36	1,260	630,000
Series A, 4.00%, 12/01/46	5,740	2,870,000
Series A, 4.00%, 12/01/51	2,300	1,150,000

		16,325,852

State — 1.0%
Chester County Industrial Development Authority, SAB(b)
5.00%, 03/01/38	441	426,507
5.13%, 03/01/48	874	802,552
Commonwealth of Pennsylvania, GO, Series A, 4.00%, 09/15/31	2,500	2,554,763

		3,783,822

Tobacco — 2.4%
Commonwealth Financing Authority, RB
5.00%, 06/01/35	2,205	2,319,834
(AGM), 4.00%, 06/01/39	6,700	6,367,412

		8,687,246

Transportation — 14.9%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, (AGM), 4.00%, 07/01/40	1,075	991,482
Series B, AMT, 5.00%, 07/01/37	1,800	1,838,506
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	4,045	4,186,385
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 12/31/38	3,000	3,002,760
AMT, 5.00%, 06/30/42	2,620	2,571,601
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	5,680	5,098,544

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued)	BlackRock Pennsylvania Municipal Bond Fund
August 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	$100	$102,551
Sub-Series B-1, 5.00%, 06/01/42	5,205	5,358,740
Sub-Series B-1, 5.25%, 06/01/47	1,000	1,032,227
1st Series, Subordinate, 5.00%, 12/01/40	2,965	3,183,414
Series A, Subordinate, 5.00%, 12/01/37	2,660	2,816,959
Series A, Subordinate, 4.00%, 12/01/44	1,700	1,597,449
Series A, Subordinate, 4.00%, 12/01/50	2,500	2,253,082
Pennsylvania Turnpike Commission, RB, CAB(c)
Sub-Series A-3, (AGM), 0.00%, 12/01/40	1,820	802,922
Sub-Series A-3, 0.00%, 12/01/42	5,740	2,257,008
Pennsylvania Turnpike Commission, Refunding RB
Series B, 5.25%, 12/01/52	1,225	1,312,534
Series B-2, (AGM), 5.00%, 06/01/35	2,900	3,043,098
Series C, 4.00%, 12/01/51	5,000	4,600,760
Southeastern Pennsylvania Transportation Authority, RB
5.25%, 06/01/47	3,695	4,005,531
5.25%, 06/01/52	2,000	2,151,914
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,183,025

		54,390,492

Utilities — 6.0%
Allegheny County Sanitary Authority, RB, 5.00%, 06/01/45	1,425	1,482,318
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series C, 5.50%, 06/01/47	3,100	3,362,511
Series A, AMT, 5.00%, 10/01/43	3,460	3,577,003
Series A, AMT, 5.25%, 10/01/52	1,190	1,224,431
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	2,055	1,599,380
Oxford Area Sewer Authority, Refunding RB
(BAM), 3.00%, 07/01/46	2,395	1,749,693
(BAM), 2.38%, 07/01/55	915	476,282
Pennsylvania Economic Development Financing Authority, Refunding RB, Class B, 5.20%, 12/01/38(a)	2,500	2,500,000
Philadelphia Gas Works Co., Refunding RB
5.00%, 08/01/30	700	719,675
5.00%, 08/01/31	900	925,303
5.00%, 08/01/32	1,200	1,233,781
5.00%, 08/01/33	600	616,551
5.00%, 08/01/34	1,050	1,077,843
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	1,420	1,354,155

		21,898,926

Total Municipal Bonds in Pennsylvania		336,970,369

Security	Par (000)	Value

Puerto Rico — 3.3%

State — 3.3%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.63%, 07/01/29	$1,643	$1,740,914
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	4,797	4,490,961
Series A-2, Restructured, 4.78%, 07/01/58	2,660	2,481,993
Series A-2, Restructured, 4.33%, 07/01/40	1,390	1,312,924
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/46	6,252	1,733,048
Series B-1, Restructured, 0.00%, 07/01/46	925	254,895

Total Municipal Bonds in Puerto Rico		12,014,735

Total Long-Term Investments — 95.4%

(Cost: $372,297,207)		348,985,104

	Shares

Short-Term Securities

Money Market Funds — 3.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 4.03%(g)(h)	13,921,594	13,921,594

Total Short-Term Securities — 3.8%
(Cost: $13,919,156)		13,921,594

Total Investments — 99.2%
(Cost: $386,216,363)		362,906,698
Other Assets Less Liabilities — 0.8%		3,011,443

Net Assets — 100.0%		$365,918,141

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Schedule of Investments (unaudited) (continued)	BlackRock Pennsylvania Municipal Bond Fund
August 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$20,846,287	$—	$(6,925,282)	(a)	$1,010	$(421)	$13,921,594	13,921,594	$154,968	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$348,985,104	$—	$348,985,104
Short-Term Securities
Money Market Funds	13,921,594	—	—	13,921,594

	$13,921,594	$348,985,104	$—	$362,906,698

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

Portfolio Abbreviation (continued)

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	4